Cover	Apr. 27, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Waldencast Acquisition Corp.’s Current Report on Form 8-K filed on April 27, 2022 is furnished solely to include the transcripts of the videos included in the analyst day presentation held on April 27, 2022
Document Period End Date	Apr. 27, 2022
Entity File Number	001-40207
Entity Registrant Name	Waldencast Acquisition Corp.
Entity Central Index Key	0001840199
Entity Tax Identification Number	98-1575727
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	10 Bank Street
Entity Address, Address Line Two	Suite 560
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10606
City Area Code	(917)
Local Phone Number	546-6828
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	WALDU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	WALD
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	WALDW
Security Exchange Name	NASDAQ